Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2013	2012
Furniture and equipment	$3,798	$3,033
Surgical instruments	19,345	16,470
Leasehold improvements	608	497

	23,751	20,000
Less accumulated depreciation and amortization	(11,056)	(7,704)

	$12,695	$12,296